Borrowings - Long-Term Debt, Components (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Long-term debt, gross	$ 62,286	$ 56,112
Long-term debt excluding finance lease obligations	61,134	55,111
Finance lease obligations	1,153
Less: net unamortized discount	806	824
Less: net unamortized debt issuance costs	185	168
Add: fair value adjustment	(36)	(176)
Total	61,259	54,943
Less: current maturities	6,424	5,059
Total long-term debt (excluding current portion)	54,836	49,884
U.S. dollar
Borrowings
Long-term debt, gross	38,979	35,813
Euro
Borrowings
Long-term debt, gross	20,258	17,340
Maturing 2025 | U.S. dollar
Borrowings
Long-term debt, gross	$ 0	1,601
Debt instrument, weighted-average interest rate (as a percent)	5.10%
Maturing 2025 | Euro
Borrowings
Long-term debt, gross	$ 0	3,106
Debt instrument, weighted-average interest rate (as a percent)	1.60%
Maturing 2026 | U.S. dollar
Borrowings
Long-term debt, gross	$ 5,800	5,800
Debt instrument, weighted-average interest rate (as a percent)	3.70%
Maturing 2027 | U.S. dollar
Borrowings
Long-term debt, gross	$ 4,119	4,119
Debt instrument, weighted-average interest rate (as a percent)	3.30%
Maturing 2027 | Euro
Borrowings
Long-term debt, gross	$ 2,349	2,071
Debt instrument, weighted-average interest rate (as a percent)	2.30%
Maturing 2028 | U.S. dollar
Borrowings
Long-term debt, gross	$ 2,319	1,313
Debt instrument, weighted-average interest rate (as a percent)	4.80%
Maturing 2028 | Euro
Borrowings
Long-term debt, gross	$ 2,114	1,863
Debt instrument, weighted-average interest rate (as a percent)	0.70%
Maturing 2029 | U.S. dollar
Borrowings
Long-term debt, gross	$ 3,757	3,750
Debt instrument, weighted-average interest rate (as a percent)	3.60%
Maturing 2029 | Euro
Borrowings
Long-term debt, gross	$ 1,174	1,035
Debt instrument, weighted-average interest rate (as a percent)	1.50%
Maturing 2030 | U.S. dollar
Borrowings
Long-term debt, gross	$ 2,355	1,350
Debt instrument, weighted-average interest rate (as a percent)	3.20%
Maturing 2030 | Euro
Borrowings
Long-term debt, gross	$ 2,055	1,035
Debt instrument, weighted-average interest rate (as a percent)	1.70%
Maturing 2031 | U.S. dollar
Borrowings
Long-term debt, gross	$ 500	500
Debt instrument, weighted-average interest rate (as a percent)	4.80%
Maturing 2031 | Euro
Borrowings
Long-term debt, gross	$ 2,936	2,588
Debt instrument, weighted-average interest rate (as a percent)	2.70%
Maturing 2032 | U.S. dollar
Borrowings
Long-term debt, gross	$ 2,700	1,850
Debt instrument, weighted-average interest rate (as a percent)	4.60%
Maturing 2032 | Euro
Borrowings
Long-term debt, gross	$ 1,879	1,656
Debt instrument, weighted-average interest rate (as a percent)	0.70%
Maturing 2033 | U.S. dollar
Borrowings
Long-term debt, gross	$ 750	750
Debt instrument, weighted-average interest rate (as a percent)	4.80%
Maturing 2033 | Euro
Borrowings
Long-term debt, gross	$ 1,292	0
Debt instrument, weighted-average interest rate (as a percent)	3.20%
Maturing 2034 | U.S. dollar
Borrowings
Long-term debt, gross	$ 1,000	1,000
Debt instrument, weighted-average interest rate (as a percent)	4.90%
Maturing 2034 | Euro
Borrowings
Long-term debt, gross	$ 1,174	1,035
Debt instrument, weighted-average interest rate (as a percent)	1.30%
Maturing 2035 | U.S. dollar
Borrowings
Long-term debt, gross	$ 900	0
Debt instrument, weighted-average interest rate (as a percent)	5.20%
Maturing 2035 | Euro
Borrowings
Long-term debt, gross	$ 1,174	1,035
Debt instrument, weighted-average interest rate (as a percent)	3.80%
Maturing 2037 | Euro
Borrowings
Long-term debt, gross	$ 1,057	0
Debt instrument, weighted-average interest rate (as a percent)	3.50%
Maturing 2038 | U.S. dollar
Borrowings
Long-term debt, gross	$ 83	83
Debt instrument, weighted-average interest rate (as a percent)	8.00%
Maturing 2038 | Pound sterling
Borrowings
Long-term debt, gross	$ 1,009	939
Debt instrument, weighted-average interest rate (as a percent)	4.90%
Maturing 2039 | U.S. dollar
Borrowings
Long-term debt, gross	$ 2,745	2,745
Debt instrument, weighted-average interest rate (as a percent)	4.50%
Maturing 2040 | U.S. dollar
Borrowings
Long-term debt, gross	$ 650	650
Debt instrument, weighted-average interest rate (as a percent)	2.90%
Maturing 2040 | Euro
Borrowings
Long-term debt, gross	$ 998	880
Debt instrument, weighted-average interest rate (as a percent)	1.20%
Maturing 2042 | U.S. dollar
Borrowings
Long-term debt, gross	$ 1,107	1,107
Debt instrument, weighted-average interest rate (as a percent)	4.00%
Maturing 2043 | Euro
Borrowings
Long-term debt, gross	$ 1,174	1,035
Debt instrument, weighted-average interest rate (as a percent)	4.00%
Maturing 2044 | U.S. dollar
Borrowings
Long-term debt, gross	$ 1,000	1,000
Debt instrument, weighted-average interest rate (as a percent)	5.30%
Maturing 2045 | U.S. dollar
Borrowings
Long-term debt, gross	$ 27	27
Debt instrument, weighted-average interest rate (as a percent)	7.00%
Maturing 2045 | Euro
Borrowings
Long-term debt, gross	$ 881	0
Debt instrument, weighted-average interest rate (as a percent)	3.80%
Maturing 2046 | U.S. dollar
Borrowings
Long-term debt, gross	$ 650	650
Debt instrument, weighted-average interest rate (as a percent)	4.70%
Maturing 2049 | U.S. dollar
Borrowings
Long-term debt, gross	$ 3,000	3,000
Debt instrument, weighted-average interest rate (as a percent)	4.30%
Maturing 2050 | U.S. dollar
Borrowings
Long-term debt, gross	$ 750	750
Debt instrument, weighted-average interest rate (as a percent)	3.00%
Maturing 2052 | U.S. dollar
Borrowings
Long-term debt, gross	$ 1,400	1,400
Debt instrument, weighted-average interest rate (as a percent)	4.20%
Maturing 2053 | U.S. dollar
Borrowings
Long-term debt, gross	$ 650	650
Debt instrument, weighted-average interest rate (as a percent)	5.10%
Maturing 2054 | U.S. dollar
Borrowings
Long-term debt, gross	$ 1,400	1,400
Debt instrument, weighted-average interest rate (as a percent)	5.30%
Maturing 2055 | U.S. dollar
Borrowings
Long-term debt, gross	$ 1,000	0
Debt instrument, weighted-average interest rate (as a percent)	5.70%
Maturing 2096 | U.S. dollar
Borrowings
Long-term debt, gross	$ 316	316
Debt instrument, weighted-average interest rate (as a percent)	7.10%
Maturing 2026-2028 | Japanese yen
Borrowings
Long-term debt, gross	$ 811	808
Debt instrument, weighted-average interest rate (as a percent)	1.00%
Maturing 2025-2027 | Other currencies
Borrowings
Long-term debt, gross	$ 78	212
Debt instrument, weighted-average interest rate (as a percent)	13.80%
Finance Lease Obligations Maturing 2025-2035
Borrowings
Finance lease obligations	$ 1,153	$ 1,000
Finance lease obligations, interest rate (as a percent)	5.10%